Document and Entity Information	Mar. 13, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000880631
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 13, 2022
Entity Registrant Name	WisdomTree Investments, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-10932
Entity Tax Identification Number	13-3487784
Entity Address, Address Line One	230 Park Avenue
Entity Address, Address Line Two	3rd Floor West
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10169
City Area Code	(212)
Local Phone Number	801-2080
Written Communications	false
Soliciting Material	true
Entity Emerging Growth Company	true
Pre Commencement Tender Offer	false
Entity Ex Transition Period	false
Pre Commencement Issuer Tender Offer	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	WETF
Security Exchange Name	NASDAQ
Securrencyseriesaconvertiblepreferredstock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ